STOCKHOLDERS' EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Apr. 09, 2019	Dec. 31, 2018
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common stock subject to possible redemption	29,573,697	29,574,811
Class B common stock automatically convert into shares of class A common stock in business combination	one-for-one basis	one-for-one basis
Percentage of aggregate common stock shares outstanding	20.00%	20.00%
Stock issue price	$ 9.20	$ 9.20
Limit of exercise price in percentage of issue price	115.00%	115.00%
Public Warrants
STOCKHOLDERS' EQUITY
Price per warrant	$ 0.01	$ 0.01
Redemption period of warrants	30 days	30 days
Class A Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights	one vote for each share	one vote for each share
Common stock, shares issued	983,625	982,511		0
Common stock, shares outstanding	983,625	982,511		0
Common stock subject to possible redemption	29,573,697	29,574,811
Sale of stock price per share	$ 18.00	$ 12.00	$ 12.00
Class A Common Stock | Maximum
STOCKHOLDERS' EQUITY
Common stock trading days	30 days	30 days
Class A Common Stock | Minimum
STOCKHOLDERS' EQUITY
Common stock trading days	20 days	20 days
Class A Common Stock | Public Warrants
STOCKHOLDERS' EQUITY
Sale of stock price per share		$ 18.00
Class A Common Stock | Public Warrants | Maximum
STOCKHOLDERS' EQUITY
Common stock trading days	30 days	30 days
Class A Common Stock | Public Warrants | Minimum
STOCKHOLDERS' EQUITY
Common stock trading days	20 days	20 days
Class A Common Stock | Public Warrants And Private Placement Warrants
STOCKHOLDERS' EQUITY
Outstanding warrants term		90 days
Sale of stock price per share	$ 10.00	$ 10.00
Redemption period of warrants	30 days	30 days
Class B Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	15,000,000	15,000,000		15,000,000
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights	one vote for each share	one vote for each share
Common stock, shares issued	7,639,330	7,639,330		8,625,000
Common stock, shares outstanding	7,639,330	7,639,330		8,625,000
Common Stock Shares Possible Subject To Forfeiture				1,125,000